Commitments and Contingencies - Schedule of Annual Repayment of Contractual Commitments (Details) $ in Millions	Mar. 31, 2024 USD ($)
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	$ 446.2	[1]
2026	142.4	[1]
2027	69.4	[1]
2028	43.3	[1]
2029	32.4	[1]
Thereafter	178.3	[1]
Total	912.0	[1]
Film Related Obligations Commitments
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	221.4	[2]
2026	45.6	[2]
2027	11.8	[2]
2028	4.5	[2]
2029	0.0	[2]
Thereafter	0.0	[2]
Total	283.3	[2]
Interest Payments
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	126.3	[3]
2026	39.5	[3]
2027	9.9	[3]
2028	3.1	[3]
2029	0.0	[3]
Thereafter	0.0	[3]
Total	178.8	[3]
Other Contractual Obligations
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	98.5
2026	57.3
2027	47.7
2028	35.7
2029	32.4
Thereafter	178.3
Total	449.9
Starz Business of Lions Gate Entertainment Corp
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	726.4
2026	365.4
2027	72.8
2028	43.8
2029	39.3
Thereafter	5.0
Total	1,252.7
Starz Business of Lions Gate Entertainment Corp | Film Related Obligations Commitments
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	231.5	[4]
2026	80.2	[4]
2027	22.3	[4]
2028	2.3	[4]
2029	0.0	[4]
Thereafter	0.0	[4]
Total	336.3	[4]
Starz Business of Lions Gate Entertainment Corp | Interest Payments
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	39.3	[5]
2026	39.3	[5]
2027	39.3	[5]
2028	39.3	[5]
2029	39.3	[5]
Thereafter	5.0	[5]
Total	201.5	[5]
Starz Business of Lions Gate Entertainment Corp | Other Contractual Obligations
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	59.2
2026	21.5
2027	7.8
2028	0.0
2029	0.0
Thereafter	0.0
Total	88.5
Starz Business of Lions Gate Entertainment Corp | Payable For Studios Business
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	396.4
2026	224.4
2027	3.4
2028	2.2
2029	0.0
Thereafter	0.0
Total	$ 626.4

[1]	Not included in the amounts above are $123.3 million of redeemable noncontrolling interest, as future amounts and timing are subject to a number of uncertainties such that the Company is unable to make sufficiently reliable estimations of future payments (see Note 11).
[2]	Film related obligations commitments are not reflected on the combined balance sheets as they did not then meet the criteria for recognition and include the following items: (i) Distribution and marketing commitments represent contractual commitments for future expenditures associated with distribution and marketing of films which the Company will distribute. The payment dates of these amounts are primarily based on the anticipated release date of the film. (ii) Minimum guarantee commitments represent contractual commitments related to the purchase of film rights for pictures to be delivered in the future. (iii)Production loan commitments represent amounts committed for future film production and development to be funded through production financing and recorded as a production loan liability when incurred. Future payments under these commitments are based on anticipated delivery or release dates of the related film or contractual due dates of the commitment. The amounts include estimated future interest payments associated with the commitment.
[3]	Includes cash interest payments on the Company’s Senior Credit Facilities and film related obligations, based on the applicable SOFR interest rates at March 31, 2024, net of payments and receipts from the Company’s interest rate swaps, and excluding the interest payments on the revolving credit facility as future amounts are not fixed or determinable due to fluctuating balances and interest rates.
[4]	Film related obligations commitments include program rights commitments not reflected on the combined balance sheets as they did not then meet the criteria for recognition. Program rights commitments represent contractual commitments under programming license agreements related to third party commitments for our original series in production and films that are not available for exhibition until some future date (see below for further details).
[5]	Includes cash interest payments on the Starz Business’s corporate debt as of March 31, 2024.